Provisions - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions
Provisions	€ 15,533.0	€ 15,267.0
New or increased provisions	1,935.0
Changes in scope of consolidation	88.0
Reversal of utilized provisions	(1,661.0)
ISAF SpA
Provisions
Provisions	168.0
Natural gas and oil products | Exploration & Production
Provisions
Short-term portion of the risk provisions	1.3
Provisions for site restoration, abandonment and social projects
Provisions
Provisions	9,470.0	€ 9,322.0
New or increased provisions	310.0
Changes in scope of consolidation	88.0
Reversal of utilized provisions	€ (731.0)
Provisions for site restoration, abandonment and social projects | Minimum
Provisions
Discount rate	2.20%	0.30%
Provisions for site restoration, abandonment and social projects | Maximum
Provisions
Discount rate	5.40%	6.10%
Provisions for site restoration, abandonment and social projects | Exploration & Production
Provisions
Changes in scope of consolidation	€ 87.0
Period to incur expenditures	50 years
Threshold period to start utilizations essentially	12 months
Estimated costs for social projects
Provisions
New or increased provisions	€ 185.0
Estimated costs for social projects | Exploration & Production
Provisions
Provisions	817.0
Estimated costs for social projects | Exploration & Production | Basilicata region [member]
Provisions
Provisions	442.0
Provisions for site restoration | Global Gas & LNG Portfolio
Provisions
Provisions	8,027.0
Provisions for site abandonment
Provisions
New or increased provisions	92.0
Provisions for site restoration and abandonment
Provisions
New or increased provisions	33.0
Provisions for site restoration and abandonment | Enilive and Refining [member]
Provisions
Provisions	547.0
Environmental provisions
Provisions
Provisions	3,613.0	€ 3,503.0
New or increased provisions	783.0
Reversal of utilized provisions	(476.0)
Environmental provisions | Eni Rewind SpA
Provisions
Provisions	2,391.0
Environmental provisions | Enilive and Refining [member]
Provisions
Provisions	739.0
Provisions for current groundwater remediation activities
Provisions
New or increased provisions	283.0
Provisions for refining plants, depots, fuel distribution systems and oil pipelines [member]
Provisions
New or increased provisions	200.0
Provisions for remediation activities at petrochemical plants [member]
Provisions
New or increased provisions	58.0
Provisions for litigations
Provisions
Provisions	681.0	947.0
New or increased provisions	132.0
Reversal of utilized provisions	(202.0)
Provisions for litigations | Exploration & Production
Provisions
Provisions	290.0
Provisions for taxes other than income taxes
Provisions
Provisions	183.0	219.0
New or increased provisions	16.0
Reversal of utilized provisions	(16.0)
Provisions for taxes other than income taxes | Exploration & Production
Provisions
Provisions	154.0
Loss adjustments and actuarial provisions for Eni's insurance companies
Provisions
Provisions	245.0	327.0
New or increased provisions	97.0
Reversal of utilized provisions	(161.0)
Reinsurance receivables	38.0
Provisions for losses on investments
Provisions
Provisions	208.0	189.0
New or increased provisions	20.0
Provisions for Everen (ex OIL) insurance cover
Provisions
Provisions	105.0	€ 97.0
New or increased provisions	€ 3.0
Period for charging increased insurance premiums	5 years